Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Number of Ordinary Shares Issued and Outstanding

The Company had the following number of ordinary shares issued and outstanding at December 31, 2017, 2016 and 2015. The table below reflects the conversion of ordinary shares in the current and previous years.

	December 31,
	2017	2016	2015
Class A ordinary shares	—	11,277,900	7,941,989
Class B ordinary shares	—	57,127	57,127
Class C ordinary shares	—	368,821	368,821
Class D ordinary shares	—	199,560	199,560
Class E1 ordinary shares	—	209,064	—
Class E2 ordinary shares	—	123,279	—
Class E3 ordinary shares	—	90,155	—
Class E4 ordinary shares	—	90,155	—
Deferred shares	—	129,253	126,128
Ordinary shares	28,904,714	—	—
Total ordinary shares	28,904,714	12,545,314	8,693,625

Schedule of Remaining Outstanding Tranche Obligations and Their Respective Prespecified Milestone Criteria

At December 31, 2016, the remaining outstanding Tranche Obligations and their respective prespecified milestone criteria were as follows:

Tranche	Number of Shares	Price Per Share	Milestone
2	1,846,070	£1.00	Commencement of a pivotal trial for CHM
2	773,966	£2.07366	Commencement of a pivotal trial for CHM
3	2,725,139	£2.07366	First patient treated in a clinical trial for a second program
4	2,725,139	£2.07366	First patient treated in a clinical trial for a third program